Real Estate Notes Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Real Estate Notes Receivable, Net [Abstract]
Real Estate Notes Receivable
Real Estate Notes Receivable
Real estate notes receivable consisted of the following as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Real estate notes receivable	$20,000	$20,000

The promissory notes were set to mature on May 1, 2013, but were extended by us to November 1, 2013. We monitor the credit quality of our real estate notes receivable on an ongoing basis by tracking possible credit quality indicators. As of June 30, 2013, all of our real estate notes receivable are current and we have not provided for any allowance for losses or recorded any impairments with respect to our notes receivable. We made no purchases or sales of real estate notes receivable during the six months ended June 30, 2013.

Real Estate Notes Receivable
Real estate notes receivable consisted of the following as of December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
Real estate notes receivable	$20,000	$61,150
Notes receivable closing costs, net	—	324
Net discount	—	(4,015)
Total	$20,000	$57,459

Our notes receivable balance consisted of two borrowing groups. The first group consists of four promissory notes receivable secured by medical office buildings, with interest rates ranging from 10.85% to 10.95% per annum. The weighted average effective interest rate based on the purchase price of the notes was 14.57% per annum as of December 31, 2012. The promissory notes were set to mature on May 1, 2012, but were extended by us to November 1, 2012 for an extension fee. In addition, on November 1, 2012, the promissory notes were again extended by us to May 1, 2013 for an additional extension fee. The second group consisted of one promissory note receivable secured by a medical office building. In June 2012, a put option to purchase the building was exercised by the borrower and we became the primary beneficiary of the building. On August 14, 2012, we completed the acquisition of the building and the net note receivable was included in the purchase price consideration. See Note 3, Business Combinations for further discussion.
We monitor the credit quality of our real estate notes receivable on an ongoing basis by tracking possible credit quality indicators. As of December 31, 2012, all of our real estate notes receivable are current and we have not provided for any allowance for losses or recorded any impairments with respect to our notes receivable. We made no purchases or sales of real estate notes receivable during the year ended December 31, 2012.